DERIVATIVES, Terminated Derivatives (Details) - Interest Rate Swap Contracts [Member] $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract
Derivatives [Abstract]
Number of contracts terminated | Contract	4	14
Loss associated with terminated contracts	$ (0.6)	$ (2.4)
Loss recognized into earnings		$ (1.1)